Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
Our Statement of Policy on Insider Trading
prohibits
directors, executive officers or employees from purchasing certain financial instruments (including prepaid variable forward contracts, equity swaps, collars, and exchange funds). Our Statement of Policy on Insider Trading does not expressly prohibit engaging in transactions, that hedge or offset, or are designed to hedge or offset, any decrease in the market value of our equity securities, but strongly discourages such transactions. Additionally, our Statement of Policy on Insider Trading requires that directors, officers and employees first obtain pre-clearance
from our Chief Compliance Officer before entering into any hedging transaction involving the Company’s securities.